Risks arising from financial instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Risks arising from financial instruments
29.	Risks arising from financial instruments
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Set out below is an overview of financial assets
1
held by the company as at the dates indicated:

	31 December 2020				31 December 2019
Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total
Trade and other receivables	4 493	—	—	4 493	5 444	—	—	5 444
Unquoted debt (debt instruments)	22	—	—	22	25	—	—	25
Quoted debt (debt instruments)	—	396	—	396	—	91	—	91
Unquoted companies (equity instruments)	—	—	115	115	—	—	85	85
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	27	—	27	—	17	—	17
Interest rate swaps	—	45	—	45	—	18	—	18
Cross currency interest rate swaps	—	7	—	7	—	102	—	102
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	480	480	—	—	112	112
Foreign currency futures	—	—	36	36	—	—	7	7
Interest rate swaps	—	—	35	35	—	—	—	—
Cross currency interest rate swaps	—	—	100	100	—	—	55	55
Commodities	—	—	235	235	—	—	52	52

Financial assets	4 515	474	1 001	5 991	5 469	229	311	6 009
Non-current	588	79	174	841	664	136	81	881
Current	3 928	396	827	5 150	4 803	93	230	5 126
Trade and other payables	20 807	—	—	20 807	21 187	—	—	21 187
Interest-bearing loans and borrowings:
Secured bank loans	702	—	—	702	861	—	—	861
Unsecured bank loans	294	—	—	294	185	—	—	185
Unsecured bond issues	93 725	—	—	93 725	98 206	—	—	98 206
Unsecured other loans	83	—	—	83	97	—	—	97
Commercial paper	1 522	—	—	1 522	1 599	—	—	1 599
Bank overdrafts	5	—	—	5	68	—	—	68
Lease liabilities	2 234	—	—	2 234	2 026	—	—	2 026
Derivatives not designated in hedge accounting relationships:
Equity swaps	—	5 353	—	5 353	—	3 146	—	3 146
Cross currency interest rate swaps	—	446	—	446	—	140	—	140
Other derivatives	—	321	—	321	—	156	—	156
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	—	—	370	370	—	—	435	435
Cross currency interest rate swaps	—	—	264	264	—	—	35	35
Interest rate swaps	—	—	—	—	—	—	4	4
Commodities	—	—	26	26	—	—	97	97
Equity swaps	—	—	21	21	—	—	31	31
Other derivatives	—	—	5	5	—	—	107	107

Financial liabilities	119 372	6 119	685	126 176	124 228	3 442	709	128 379
Non-current	96 748	1 758	—	98 506	99 335	349	—	99 684
Current	22 623	4 361	685	27 670	24 895	3 092	709	28 696

1	Cash and short-term deposits are not included in this overview.

DERIVATIVES
AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.
AB InBev primarily uses the following derivative instruments: foreign currency rate agreements, exchange traded foreign currency futures, interest rate swaps and forwards, cross currency interest rate swaps (“CCIRS”), commodity swaps, exchange traded commodity futures and equity swaps.
The table below provides an overview of the notional amounts of derivatives outstanding as at the dates indicated by maturity bucket.

	31 December 2020					31 December 2019
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	18 505	290	—	—	—	21 216	36	—	—	—
Foreign currency futures	2 218	—	—	—	—	1 359	723	—	—	—
Interest rate
Interest rate swaps	—	1 500	1 000	—	—	750	—	1 500	1 000	—
Cross currency interest rate swaps	513	5 658	1 400	1 866	789	15	513	5 445	500	668
Other interest rate derivatives	—	—	—	—	—	—	—	—	—	565
Commodities
Aluminum swaps	1 184	—	—	—	—	1 411	22	—	—	—
Other commodity derivatives	644	—	—	—	—	771	20	—	—	—
Equity
Equity derivatives	10 234	2 326	—	—	—	11 638	—	—	—	—
FOREIGN CURRENCY RISK
AB InBev is subject to foreign currency risk when contracts are denominated in a currency other than the functional currency of the entity. This includes borrowings, investments, (forecasted) sales, (forecasted) purchases, royalties, dividends, licenses, management fees and interest expense/income. To manage foreign currency risk the company uses mainly foreign currency rate agreements, exchange traded foreign currency futures and cross currency interest rate swaps.
FOREIGN EXCHANGE RISK ON THE DISPOSAL OF AUSTRALIAN OPERATIONS
During 2019, AB InBev entered into derivative foreign exchange forward contracts in order to economically hedge against the exposure to changes in the US dollar against the proceeds denominated in Australian dollar. These derivatives qualified for cash flow hedge accounting under IFRS 9. As of 31 December 2019, 22m US dollar positive mark-to-market
adjustment related to this hedging was recognized under cash flow hedge reserve. Upon the completion of the divestiture, the effective component of the hedge was recycled to profit or loss (discontinued operations).

FOREIGN EXCHANGE RISK ON OPERATING ACTIVITIES
AB InBev’s policy is to hedge operating transactions which are reasonably expected to occur (e.g. cost of goods sold and selling, general & administrative expenses) within the forecast period determined in the financial risk management policy. Operating transactions that are considered certain to occur are hedged without any time limits.
Non-operating
transactions (such as acquisitions and disposals of subsidiaries) are hedged as soon as they are highly probable.
The table below shows the company’s main net foreign currency positions for firm commitments and forecasted transactions for the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2020			31 December 2019
	Total	Total	Open	Total	Total	Open
Million US dollar	exposure	hedges	position	exposure	hedges	position
Euro/Canadian dollar	(9)	9	—	(52)	39	(13)
Euro/Mexican peso	(106)	102	(4)	(151)	156	5
Euro/Pound sterling	(203)	130	(73)	(126)	124	(2)
Euro/South African rand	(95)	65	(30)	(99)	95	(4)
Euro/South Korean won	(40)	38	(2)	(49)	46	(3)
Euro/US dollar	(354)	284	(70)	(409)	337	(72)
Mexican peso/Euro	(249)	146	(103)	(178)	161	(17)
Pound sterling/Euro	(35)	36	1	(39)	40	1
US dollar/Argentinian peso	(602)	543	(59)	(531)	510	(21)
US dollar/Australian dollar	—	—	—	(216)	204	(12)
US dollar/Bolivian boliviano	(64)	56	(8)	(69)	70	1
US dollar/Brazilian real	(1 573)	1 577	4	(1 443)	1 447	4
US dollar/Canadian dollar	(302)	194	(108)	(287)	295	8
US dollar/Chilean peso	(151)	129	(22)	(109)	102	(7)
US dollar/Chinese yuan	(171)	201	30	(230)	191	(39)
US dollar/Colombian peso	(359)	352	(7)	(278)	272	(6)
US dollar/Euro	(98)	96	(2)	(108)	113	5
US dollar/Mexican peso	(1 032)	995	(37)	(1 105)	903	(202)
US dollar/Paraguayan guarani	(132)	125	(7)	(124)	130	6
US dollar/Peruvian nuevo sol	(225)	168	(57)	(243)	205	(38)
US dollar/South African rand	(130)	116	(14)	(28)	31	3
US dollar/South Korean won	(71)	70	(1)	(88)	99	11
US dollar/Uruguayan peso	(40)	39	(1)	(41)	41	—
Others	(260)	131	(129)	(317)	250	(67)
Further analysis on the impact of open currency exposures is performed in the currency sensitivity analysis below.
Hedges of firm commitments and highly probable forecasted transactions denominated in foreign currency are designated as cash flow hedges.
Foreign exchange risk on foreign currency denominated debt
It is AB InBev’s policy to have the debt in the subsidiaries as much as possible linked to the functional currency of the subsidiary. To the extent this is not the case, foreign exchange risk is managed through the use of derivatives unless the cost to hedge outweighs the benefits. Interest rate decisions and currency mix of debt and cash are decided on a global basis and take into consideration the holistic risk management approach.
A description of the foreign currency risk hedging of debt instruments issued in a currency other than the functional currency of the subsidiary is further detailed in the
Interest Rate Risk
section below.

Currency sensitivity analysis
Currency transactional risk
Most of AB InBev’s
non-derivative
financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. Where illiquidity in the local market prevents hedging at a reasonable cost, the company can have open positions. The transactional foreign currency risk mainly arises from open positions in Mexican peso, Canadian dollar, Argentinean peso and Pound sterling against the US dollar and the euro. AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2020
	Closing rate 31 December 2020	Possible closing rate 1	Volatility of rates in %
Euro/Mexican peso	24.48	19.38 - 29.58	20.83%
Euro/Pound sterling	0.90	0.82 - 0.98	9.09%
Euro/South Korean won	1 335.11	1 218.41 - 1 451.81	8.74%
Euro/US dollar	1.23	1.13 - 1.32	7.75%
Pound sterling/US dollar	1.36	1.22 - 1.51	10.79%
US dollar/Argentinian peso	84.14	74.55 - 93.73	11.40%
US dollar/Brazilian real	5.20	4.13 - 6.26	20.51%
US dollar/Chinese yuan	6.54	6.25 - 6.82	4.34%
US dollar/Colombian peso	3 438.52	2 908.55 - 3 968.50	15.41%
US dollar/Euro	0.81	0.75 - 0.88	7.75%
US dollar/Mexican peso	19.95	16.19 - 23.71	18.83%
US dollar/Nigerian naira	397.72	345.23 - 450.21	13.20%
US dollar/Peruvian nuevo sol	3.62	3.37 - 3.87	6.95%
US dollar/South African rand	14.69	12.19 - 17.18	16.99%
US dollar/South Korean won	1 088.02	1 000.21 - 1 175.84	8.07%
US dollar/Tanzanian shilling	2 321.74	2 205.30 - 2 438.18	5.02%
US dollar/Zambian kwacha	21.16	18.44 - 23.89	12.89%

	2019
	Closing rate 31 December 2019	Possible closing rate 2	Volatility of rates in %
Euro/Mexican peso	21.17	19.28 - 23.06	8.92%
Euro/Pound sterling	0.85	0.79 - 0.91	7.35%
Euro/South Korean won	1 297.02	1 216.94 - 1 377.1	6.17%
Euro/US dollar	1.12	1.07 - 1.18	4.69%
Pound sterling/US dollar	1.32	1.21 - 1.43	8.08%
US dollar/Australian dollar	1.42	1.33 - 1.52	6.70%
US dollar/Argentinian peso	59.89	45.55 - 74.23	23.94%
US dollar/Brazilian real	4.03	3.54 - 4.52	12.23%
US dollar/Chinese yuan	6.96	6.62 - 7.30	4.86%
US dollar/Colombian peso	3 272.63	2 935.33 - 3 609.92	10.31%
US dollar/Euro	0.89	0.85 - 0.93	4.69%
US dollar/Mexican peso	18.85	17.25 - 20.44	8.48%
US dollar/Nigerian naira	362.59	350.58 - 374.60	3.31%
US dollar/Peruvian nuevo sol	3.32	3.17 - 3.47	4.50%
US dollar/South African rand	14.04	12.26 - 15.83	12.74%
US dollar/South Korean won	1 154.55	1 064.67 - 1 244.42	7.78%
US dollar/Tanzanian shilling	2 300.14	2 186.57 - 2 413.71	4.94%
US dollar/Zambian kwacha	14.02	11.24 - 16.81	19.85%

In case the open positions in Mexican peso, Canadian dollar, Argentinean peso and Pound sterling as of 31 December 2020 remain unchanged, considering the volatility mentioned above and all other variables held constant, these currencies could lead to an increase/decrease on the consolidated profit before tax from continuing operations of approximately 30m US dollar over the next 12 months (31 December 2019: 22m US dollar; 31 December 2018: 42m US dollar).
Additionally, the AB InBev sensitivity analysis
1
to the foreign exchange rates on its total derivatives positions as of 31 December 2020, shows a positive/negative pre-tax
impact on equity reserves of 850m US dollar (31 December 2019: 548m US dollar; 31 December 2018: 587m US dollar).
Foreign exchange risk on net investments in foreign operations
AB InBev mitigates exposures of its investments in foreign operations using both derivative and non-derivative
financial instruments as hedging instruments.
As of 31 December 2020, designated derivative and
non-derivative
financial instruments in net investment hedges amount to 9 691m US dollar equivalent (31 December 2019: 15 522m US dollar) in Holding companies and approximately 671m US dollar equivalent at Ambev level (31 December 2019: 732m US dollar). These instruments hedge foreign operations with Canadian dollar, Chinese yuan, Dominican peso, euro, Mexican peso, pound sterling, South African rand, South Korean won, Nigerian Naira and US dollar functional currencies.

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2020.
2	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2019.

Net foreign exchange results
Foreign exchange results recognized on unhedged and hedged exposures are as follows:

Million US dollar	2020	2019	2018 restated
Economic hedges	(181)	6	(210)
Other results - not hedged	195	(186)	230

	43	(180)	19
INTEREST RATE RISK
The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between the cost of funding and the volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.
Fair value hedges
US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)
The company manages and reduces the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 1.0 billion US dollar through fixed/floating interest rate swaps. These derivative instruments have been designated in fair value hedge accounting relationships.
Cash flow hedges
Pound sterling bond hedges (foreign currency risk and interest rate risk on borrowings in pound sterling)
In September 2013, the company issued a pound sterling bond for 500m pound sterling at a rate of 4.00% per year and maturing in September 2025. The impact of changes in the pound sterling exchange rate and interest rate on this bond is managed and reduced through pound sterling fixed/euro fixed cross currency interest rate swaps. These derivative instruments have been designated in a cash flow hedge accounting.
US dollar bank loan hedges (foreign currency risk on borrowings against the Nigerian naira)
The company has a floating rate loan denominated in US dollar for a total of 278m in Nigeria. This loan is held by an entity with functional currency in Nigerian Naira. In order to hedge against fluctuations in foreign exchange rates, the company entered into foreign exchange futures which have been designated in cash flow hedge relationship.
Economic Hedges
Marketable debt security hedges (interest rate risk on Brazilian real)
During 2020, 2019 and 2018, Ambev invested in highly liquid Brazilian real denominated government debt securities.

Interest rate sensitivity analysis
The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

	Before hedging		After hedging
31 December 2020 Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	0.99%	231	—	—
Brazilian real	3.90%	164	3.90%	164
Canadian dollar	—	—	1.23%	1 895
Euro	0.15%	2 690	0.15%	2 690
Pound sterling	—	—	1.10%	937
US dollar	1.05%	617	1.13%	201
Other	7.30%	260	7.90%	573

		3 962		6 461
Fixed rate
Australian dollar	3.91%	846	—	—
Brazilian real	8.58%	578	8.58%	578
Canadian dollar	4.12%	613	4.29%	2 646
Euro	2.12%	26 092	2.15%	35 515
Pound sterling	4.30%	3 655	4.36%	2 973
South Korean won	—	—	1.30%	1 997
US dollar	4.91%	62 340	5.30%	47 892
Other	11.96%	479	11.72%	502

		94 602		92 103

	Before hedging		After hedging
31 December 2019 Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	1.87%	210	1.87%	210
Brazilian real	9.33%	43	9.33%	43
Euro	0.08%	4 214	0.08%	4 214
US dollar	2.36%	1 749	2.85%	4 269
Other	9.82%	225	4.46%	954

		6 441		9 690
Fixed rate
Australian dollar	3.71%	1 647	3.71%	1 647
Brazilian real	9.00%	544	9.00%	544
Canadian dollar	3.16%	2 055	3.16%	2 055
Euro	1.82%	25 346	1.82%	29 338
Pound sterling	3.82%	4 373	3.79%	3 713
South Korean won	3.37%	15	2.46%	1 015
US dollar	4.83%	62 205	5.02%	54 551
Other	7.31%	416	6.95%	489

		96 601		93 352
As at 31 December 2020, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 5m US dollar (31 December 2019: 68m US dollar).

As disclosed in the above table, 6 461m US dollar or 6.6% of the company’s interest-bearing financial liabilities bears interest at a variable rate. The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2020
	Interest rate 31 December 2020¹	Possible interest rate 2	Volatility of rates in %
Brazilian real	2.09%	1.74% - 2.44%	16.77%
Euro	—	—	16.83%
US dollar	0.24%	0.10% - 0.38%	58.30%

	2019
	Interest rate 31 December 2019¹	Possible interest rate 2	Volatility of rates in %
Brazilian real	4.42%	3.32% - 5.52%	24.88%
Euro	—	—	6.43%
US dollar	1.91%	1.51% - 2.30%	20.66%
When AB InBev applies the reasonably possible increase/decrease in the market interest rates mentioned above on its floating rate debt at 31 December 2020, with all other variables held constant, 2020 interest expense would have been 3m US dollar higher/lower (31 December 2019: 16m US dollar; 31 December 2018: 8m US dollar). This effect would be more than offset by 58m US dollar higher/lower interest income on AB InBev’s interest-bearing
financial assets (31 December 2019: 22m US dollar; 31 December 2018: 60m US dollar).
Interest expense
Interest expense recognized on unhedged and hedged financial liabilities are as follows:

Million US dollar	2020	2019	2018 restated
Financial liabilities measured at amortized cost – not hedged	(4 154)	(4 264)	(4 053)
Fair value hedges	(1)	(46)	(76)
Cash flow hedges	19	15	21
Net investment hedges - hedging instruments (interest component)	2	2	35
Economic hedges	118	124	100

	(4 016)	(4 168)	(3 973)
COMMODITY PRICE RISK
The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to manage the exposure to the price volatility. The most significant commodity exposures as at 31 December 2020 and 31 December 2019 are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2020	31 December 2019
Aluminum swaps	1 184	1 433
Exchange traded sugar futures	74	54
Natural gas and energy derivatives	202	255
Corn swaps	160	195
Exchange traded wheat futures	83	20
Rice swaps	76	209
Plastic derivatives	50	59

	1 828	2 224

1	Applicable 3-month InterBank Offered Rates as of 31 December 2020 and as of 31 December 2019.
2
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2020 and at December 2019. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the
3-month
InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M). The sensitive analysis does not include any spread applicable to the company’s funding.

Commodity price sensitivity analysis
The impact of changes in the commodity prices would have an immaterial impact on AB InBev’s profit in 2020 as most of the company’s exposure is hedged using derivative contracts and designated in hedge accounting in accordance with IFRS 9 rules.
The tables below show the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures as at 31 December 2020 and 31 December 2019, would have on the equity reserves.

	2020
		Pre-tax impact on equity
Million US dollar	Volatility of prices in % 1	Prices increase	Prices decrease
Aluminum	14.96%	177	(177)
Sugar	31.48%	23	(23)
Energy	47.08%	95	(95)
Corn	32.84%	52	(52)
Wheat	25.30%	21	(21)
Rice	46.17%	35	(35)
Plastic	26.74%	13	(13)

	2019
		Pre-tax impact on equity
Million US dollar	Volatility of prices in % 2	Prices increase	Prices decrease
Aluminum	21.78%	312	(312)
Sugar	29.73%	16	(16)
Energy	25.86%	66	(66)
Corn	21.74%	42	(42)
Wheat	30.30%	6	(6)
Rice	22.64%	47	(47)
Plastic	24.03%	14	(14)
EQUITY PRICE RISK
AB InBev enters into equity swap derivatives to hedge the price risk on its shares in connection with its share-based payments programs., as disclosed in Note 26
Share-based Payments.
AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combination (see also Note 11
Finance cost and income
). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.
As at 31 December 2020, an exposure for an equivalent of 100.5m of AB InBev shares was hedged, resulting in a total loss of (2 219)m US dollar recognized in the profit or loss account for the period, of which (1 211)m US dollar related to the company’s share-based payment programs, (511)m US dollar and (497)m US dollar related to the Modelo and SAB transactions, respectively. As at 31 December 2020 liabilities for equity swap derivates amounted to 5.4 billion US dollar (2019: 3.2 billion US dollar).
Between 2012 and 2018, AB InBev reset certain equity derivatives to market price with counterparties. This resulted in a net cash inflow of 2.9 billion US dollar between 2012 and 2018 and, accordingly, a decrease of counterparty risk.
Equity price sensitivity analysis
The sensitivity analysis on the equity swap derivatives, calculated based on a 53.87% (2019: 25.20%; 2018: 22.03%) reasonably possible volatility of the AB InBev share price, with all the other variables held constant, would show 3 787m US dollar positive/negative impact on the 2020 profit before tax (2019: 2 066m US dollar; 2018: 1 345m US dollar).
CREDIT RISK
Credit risk encompasses all forms of counterparty exposure, i.e. where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.
AB InBev mitigates its exposure through a variety of mechanisms. It has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade rating. The company monitors counterparty credit exposures closely and reviews any external downgrade in credit rating immediately. To mitigate pre-settlement
risk, counterparty minimum credit standards become more stringent with increases in the duration of the derivatives. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.
The company also has master netting agreements with all of the financial institutions that are counterparties to over the counter (OTC) derivatives. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the impact of the risk of counterparty default as at 31 December 2020 to be limited.
The impairment loss recognized in 2020 includes AB InBev’s estimate of overdue receivables the company will not be able to collect from defaulting customers as a result of the
COVID-19
pandemic.

1	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2020.
2	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2019.

Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	31 December 2020			31 December 2019
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount
Investment in unquoted companies	121	(6)	115	92	(7)	85
Investment in debt securities	418	—	418	117	—	117
Trade receivables	3 593	(308)	3 285	4 219	(173)	4 046
Cash deposits for guarantees	184	—	184	219	—	219
Loans to customers	142	—	142	177	—	177
Other receivables	1 299	(62)	1 237	1 666	(103)	1 563
Derivatives	965	—	965	362	—	362
Cash and cash equivalents	15 252	—	15 252	7 238	—	7 238

	21 974	(376)	21 598	14 090	(283)	13 807
There was no significant concentration of credit risks with any single counterparty as of 31 December 2020 and no single customer represented more than 10% of the total revenue of the group in 2020.
Impairment losses
The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2020
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(173)	(6)	(103)	(283)
Impairment losses	(93)	—	(6)	(99)
Derecognition	7	—	42	49
Currency translation and other	(50)	—	4	(46)

Balance at 31 December	(308)	(6)	(62)	(376)

	2019
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(160)	(7)	(106)	(273)
Impairment losses	(51)	—	(30)	(81)
Derecognition	26	—	31	57
Currency translation and other	12	—	2	14

Balance at 31 December	(173)	(7)	(103)	(283)

	2018
Million US dollar	Trade receivables	FVOCI	Other receivables	Total
Balance at 1 January	(194)	(7)	(117)	(318)
Impairment losses	(40)	—	(3)	(43)
Derecognition	29	—	6	35
Currency translation and other	44	—	9	53

Balance at 31 December	(160)	(7)	(106)	(273)
LIQUIDITY RISK
Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.
The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.
The following are the nominal contractual maturities of
non-derivative
financial liabilities including interest payments and derivative liabilities:

	31 December 2020
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(702)	(735)	(675)	(14)	(12)	(10)	(24)
Commercial papers	(1 522)	(1 522)	(1 522)	—	—	—	—
Unsecured bank loans	(294)	(299)	(299)	—	—	—	—
Unsecured bond issues	(93 725)	(165 812)	(3 582)	(4 057)	(3 823)	(16 557)	(137 793)
Unsecured other loans	(83)	(115)	(13)	(8)	(6)	(57)	(31)
Lease liabilities	(2 234)	(2 455)	(460)	(425)	(315)	(424)	(831)
Bank overdraft	(5)	(5)	(5)	—	—	—	—
Trade and other payables	(24 496)	(24 688)	(22 906)	(1 103)	(135)	(197)	(347)

	(123 061)	(195 631)	(29 462)	(5 607)	(4 291)	(17 245)	(139 026)
Derivative financial liabilities
Interest rate derivatives	—	—	—	—	—	—	—
Foreign exchange derivatives	(696)	(696)	(696)	—	—	—	—
Cross currency interest rate swaps	(709)	(852)	(8)	(575)	(98)	(132)	(39)
Commodity derivatives	(26)	(26)	(26)	—	—	—	—
Equity derivatives	(5 373)	(5 372)	(4 455)	(917)	—	—	—

	(6 803)	(6 901)	(5 159)	(1 473)	(98)	(132)	(39)

Of which: related to cash flow hedges	(418)	(418)	(353)	—	—	(65)	—

	31 December 2019
Million US dollar	Carrying amount 1	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(861)	(890)	(795)	(18)	(18)	(22)	(37)
Commercial papers	(1 599)	(1 599)	(1 599)	—	—	—	—
Unsecured bank loans	(185)	(188)	(140)	(47)	(1)	—	—
Unsecured bond issues	(98 206)	(165 424)	(5 513)	(6 415)	(6 518)	(18 605)	(128 373)
Unsecured other loans	(98)	(131)	(27)	(17)	(9)	(5)	(73)
Lease liabilities	(2 025)	(2 338)	(404)	(350)	(243)	(285)	(1 056)
Bank overdraft	(68)	(68)	(68)	—	—	—	—
Trade and other payables	(24 806)	(25 152)	(22 861)	(1 227)	(472)	(165)	(427)

	(127 848)	(195 790)	(31 407)	(8 074)	(7 261)	(19 082)	(129 966)
Derivative financial liabilities
Interest rate derivatives	(102)	(103)	(7)	(1)	(1)	3	(97)
Foreign exchange derivatives	(600)	(600)	(600)	—	—	—	—
Cross currency interest rate swaps	(175)	(187)	75	(285)	6	75	(58)
Commodity derivatives	(97)	(97)	(97)	—	—	—	—
Equity derivatives	(3 177)	(3 177)	(3 177)	—	—	—	—

	(4 151)	(4 164)	(3 806)	(286)	5	78	(155)

Of which: related to cash flow hedges	(448)	(448)	(408)	5	3	5	(53)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

CAPITAL MANAGEMENT
AB InBev continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute strategic projects. AB InBev’s capital structure policy and framework aims to optimize shareholder value through cash flow distribution to the company from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below AB InBev’s weighted average cost of capital. Besides the statutory minimum equity funding requirements that apply to the company’s subsidiaries in the different countries, AB InBev is not subject to any externally imposed capital requirements. Management uses the same debt/equity classifications as applied in the company’s IFRS reporting to analyze the capital structure.
FAIR VALUE
The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	31 December 2020	31 December 2019	31 December 2020	31 December 2019	31 December 2020	31 December 2019
Foreign currency
Forward exchange contracts	480	112	(691)	(590)	(211)	(478)
Foreign currency futures	36	7	(5)	(9)	31	(2)
Interest rate
Interest rate swaps	80	18	—	(6)	80	12
Cross currency interest rate swaps	107	157	(709)	(175)	(602)	(18)
Other interest rate derivatives	—	—	—	(97)	—	(97)
Commodities
Aluminum swaps	170	15	(10)	(61)	160	(46)
Sugar futures	10	2	—	(2)	10	—
Wheat futures	—	14	(1)	(9)	(1)	5
Energy	9	8	(7)	(11)	2	(3)
Other commodity derivatives	46	13	(8)	(14)	38	(1)
Equity
Equity derivatives	27	17	(5 373)	(3 177)	(5 346)	(3 160)

	965	362	(6 804)	(4 151)	(5 839)	(3 789)
Of which:
Non-current	138	132	(1 759)	(352)	(1 621)	(220)
Current	827	230	(5 046)	(3 799)	(4 218)	(3 569)
The following table summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized on the balance sheet. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value:

Interest-bearing financial liabilities	31 December 2020		31 December 2019
Million US dollar	Carrying amount 1	Fair value	Carrying amount 1	Fair value
Fixed rate
Australian dollar	(846)	(964)	(1 647)	(1 748)
Brazilian real	(578)	(578)	(544)	(542)
Canadian dollar	(613)	(633)	(2 055)	(2 046)
Euro	(26 093)	(29 809)	(25 346)	(30 365)
Pound sterling	(3 655)	(4 301)	(4 373)	(4 816)
US dollar	(62 340)	(81 771)	(62 205)	(74 035)
Other	(479)	(480)	(431)	(431)

	(94 604)	(118 536)	(96 601)	(113 983)

1	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 31 December 2020 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	11	—
Derivatives at fair value through profit and loss	—	457	—
Derivatives in a cash flow hedge relationship	29	343	—
Derivatives in a fair value hedge relationship	—	80	—
Derivatives in a net investment hedge relationship	—	57	—

	29	948	—
Financial Liabilities

Deferred consideration on acquisitions at fair value	—	—	1 251

Derivatives at fair value through profit and loss	—	6 119	—

Derivatives in a cash flow hedge relationship	46	353	—

Derivatives in a net investment hedge relationship	—	287	—

	46	6 759	1 251

Fair value hierarchy 31 December 2019 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	2	9	—
Derivatives at fair value through profit and loss	—	119	—
Derivatives in a cash flow hedge relationship	17	153	—
Derivatives in a fair value hedge relationship	—	19	—
Derivatives in a net investment hedge relationship	—	54	—

	19	354	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 639
Derivatives at fair value through profit and loss	—	3 441	—
Derivatives in a cash flow hedge relationship	21	586	—
Derivatives in a fair value hedge relationship	—	103	—

	21	4 130	1 639
Non-derivative
financial liabilities
As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (combination of a put option and purchased call option) was put in place which may result in Ambev acquiring additional shares in CND. In July 2020, Ambev and ELJ amended the Shareholders’ Agreement to extend their partnership and change the terms and the exercise date of the call and put options. ELJ currently holds 15% of CND and the put option is exercisable in 2022, 2023, 2024 and 2026. As at 31 December 2020, the put option on the remaining shares held by ELJ was valued at 671m US dollar (31 December 2019: 732m US dollar) and recognized as a deferred consideration on acquisitions at fair value in the “level 3” category above.
HEDGING RESERVES
The company’s hedging reserves disclosed in Note 23 relate to the following instruments:

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2020	174	117	107	397
Change in fair value of hedging instrument recognized in OCI	353	31	—	384
Reclassified to profit or loss / cost of inventory	(507)	126	(23)	(404)

As per 31 December 2020	20	274	84	376

Million US dollar	Foreign currency	Commodities	Others	Total hedging reserves
As per 1 January 2019	480	(60)	76	494
Change in fair value of hedging instrument recognized in OCI	92	16	—	107
Reclassified to profit or loss / cost of inventory	(398)	162	32	(204)

As per 31 December 2019	174	117	107	397

OFFSETTING FINANCIAL ASSETS AND LIABILITIES
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2020
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	965	965	(954)	11
Derivative liabilities	(6 804)	(6 804)	954	(5 851)

	31 December 2019
Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount
Derivative assets	362	362	(352)	10
Derivative liabilities	(4 151)	(4 151)	352	(3 799)